N-6	May 30, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	May 30, 2025
Amendment Flag	false
Nationwide Accumulator IVUL - Series H
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Policy, for the Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares, the value in the Current Expenses cell is deleted and replaced with the following: 0.88%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Policy, for the BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I, the value in the Current Expenses cell is deleted and replaced with the following: 0.77%
Nationwide Accumulator IVUL - Series H | InvescoInvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Current Expenses [Percent]	0.88%
Nationwide Accumulator IVUL - Series H | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIMember
Prospectus:
Current Expenses [Percent]	0.77%
Nationwide Protector IVUL - Series H
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Policy, for the Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares, the value in the Current Expenses cell is deleted and replaced with the following: 0.88%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Policy, for the BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I, the value in the Current Expenses cell is deleted and replaced with the following: 0.77%
Nationwide Protector IVUL - Series H | InvescoInvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Current Expenses [Percent]	0.88%
Nationwide Protector IVUL - Series H | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIMember
Prospectus:
Current Expenses [Percent]	0.77%
Nationwide Accumulator IVUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Policy, for the Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares, the value in the Current Expenses cell is deleted and replaced with the following: 0.88%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Policy, for the BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I, the value in the Current Expenses cell is deleted and replaced with the following: 0.77%
Nationwide Accumulator IVUL | InvescoInvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Current Expenses [Percent]	0.88%
Nationwide Accumulator IVUL | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIMember
Prospectus:
Current Expenses [Percent]	0.77%
Nationwide Protector IVUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Policy, for the Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares, the value in the Current Expenses cell is deleted and replaced with the following: 0.88%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Policy, for the BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I, the value in the Current Expenses cell is deleted and replaced with the following: 0.77%
Nationwide Protector IVUL | InvescoInvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Current Expenses [Percent]	0.88%
Nationwide Protector IVUL | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIMember
Prospectus:
Current Expenses [Percent]	0.77%